-------------------------------------------------------------------------------

INSTITUTIONAL
DAILY INCOME FUND                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
MONEY MARKET PORTFOLIO            212-830-5200

===============================================================================



Dear Shareholder,


We are pleased to present the semi-annual report of the Money Market Portfolio of Institutional Daily Income Fund for the period April 1, 1995 through September 30, 1995. As of the end of the period the Fund had net assets of $76,358,263 and 16 active shareholders.




We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================



      Face                                                           Maturity                           Value
     Amount                                                             Date           Yield          (Note 1)
     ------                                                             ----           -----          --------

Commercial Paper (37.94%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Banco Bradesco S.A. (Grand Cayman)
                LOC Barclays Bank PLC                                02/23/96           5.79%      $   977,400
     1,800,000  Beta Finance Corporation                             12/05/95           5.64         1,782,368
     2,750,000  Embarcadero Center Venture
                LOC Dai-Ichi Kangyo Bank, Ltd.                       10/23/95           5.86         2,740,664
     1,000,000  Guangdong Enterprises Incorporated
                LOC Credit Suisse                                    01/19/96           5.80           982,742
     1,505,000  H.J. Heinz Company                                   10/11/95           5.78         1,502,837
     2,000,000  Merrill Lynch & Company Incorporated                 12/07/95           5.72         1,979,283
     3,000,000  Morgan Stanley                                       12/20/95           5.68         2,963,133
     3,000,000  New Center Asset Trust                               10/11/95           5.79         2,995,680
     2,000,000  Pemex Capital, Incorporated
                LOC Swiss Bank Corp.                                 10/31/95           5.78         1,990,768
     2,000,000  Petroleo Brasilerio S.A. (Petrobras)
                LOC Barclays Bank PLC                                01/03/96           5.87         1,970,343
     3,000,000  Ranger Funding Corporation                           10/11/95           5.80         2,995,673
     2,000,000  Receivables Capital Corporation                      10/12/95           5.77         1,996,805
     2,000,000  Sinochem American Holdings Incorporated
                LOC Credit Suisse                                    10/10/95           5.77         1,997,471
     2,100,000  Special Purpose Accounts Receivable
                Cooperative Corporation (SPARCS)                     10/20/95           5.78         2,093,963
--------------                                                                                     -----------
    29,155,000  Total Commercial Paper                                                              28,969,130
--------------                                                                                     -----------

Domestic Bankers' Acceptances (3.89%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Morgan Guaranty Trust Company                        10/27/95           5.71%        $ 996,070
     2,000,000  Trust Company Bank of Georgia                        12/29/95           5.78         1,972,133
--------------                                                                                      ----------
     3,000,000  Total Domestic Bankers' Acceptances                                                  2,968,203
--------------                                                                                      ----------

Domestic Certificates of Deposit (3.93%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,000,000  American Express Centurian Bank                      10/23/95           5.75%      $ 3,000,000
--------------                                                                                      ----------
     3,000,000  Total Domestic Certificates of Deposit                                               3,000,000
--------------                                                                                      ----------


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================


      Face                                                              Maturity                        Value
     Amount                                                               Date         Yield          (Note 1)
     ------                                                               ----         -----          --------

Foreign Commercial Paper (11.69%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  ABN-AMRO Canadian Schedule B                            11/30/95        5.75%      $ 1,981,415
     3,000,000  Banque International A Luxemborg                        12/29/95        5.82         2,957,907
     1,000,000  National Westminster Bank PLC                           12/04/95        5.79           990,112
     3,000,000  Union Bank of Switzerland                               10/02/95        6.40         3,000,000
    ----------                                                                                      ----------
     9,000,000  Total Foreign Commercial paper                                                       8,929,434
    ----------                                                                                      ----------

Japanese Yankee Certificates of Deposit (2.62%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Sumitomo Bank, Limited                                  10/11/95        5.96%     $  2,000,010
    ----------                                                                                      ----------
     2,000,000  Total Japanese Yankee Certificates of Deposit                                        2,000,010
    ----------                                                                                      ----------

Other Notes (14.50%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,000,000  County of Passaic, NJ GO Refunding Bonds Series B
                LOC Bank of Nova Scotia                                 09/01/20        5.95%     $  3,000,000
     1,000,000  Fresno County, CA TRAN                                  06/28/96        6.00           999,545
     2,200,000  State of Missouri HEFA
                (SSM Health Care System) 1995 - Series D
                MBIA Insured                                            06/01/24        5.90         2,200,000
     2,000,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC National Bank of Detroit                            06/01/10        6.00         2,000,000
     2,875,000  The City of New York Fiscal 1996 Series A-2
                LOC Societe Generale                                    01/18/96        5.87         2,875,000
    ----------                                                                                     -----------
    11,075,000  Total Other Notes                                                                   11,074,545
    ----------                                                                                     -----------
Repurchase Agreements, Overnight (21.77%)
-----------------------------------------------------------------------------------------------------------------------------------
  $ 16,621,000  Goldman, Sachs & Co. (Collateralized by:                10/02/95         6.35%    $ 16,621,000
                $ 6,337,093, U.S. Treasury Bonds, 12.000%, due 08/15/13
                $10,248,678, U.S. Treasury Notes,  5.875%, due 08/15/98)
   -----------                                                                                    ------------
    16,621,000  Total Repurchase Agreements, Overnight                                              16,621,000
   -----------                                                                                    ------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

      Face                                                           Maturity                           Value
     Amount                                                             Date           Yield          (Note 1)
     ------                                                             ----           -----          --------

Yankee Certificates of Deposit (3.93%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Canadian Imperial Bank of Commerce                   10/19/95           5.75%      $ 1,000,000
     2,000,000  Canadian Imperial Bank of Commerce                   11/20/95           5.70         2,000,000
    ----------                                                                                    ------------
     3,000,000  Total Yankee Certificates of Deposit                                                 3,000,000
    ----------                                                                                    ------------
                Total Investments (100.27%) (Cost $76,562,322+)                                     76,562,322
                Liabilities in Excess of Cash and Other Assets (-0.27%)                              ( 204,059)
                                                                                                  ------------
                Net Assets (100.00%)                                                             $  76,358,263
                                                                                                  ============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 5,128 shares outstanding (Note 3)                                $        1.00
                                                                                                  ============
                Class B shares, 76,353,135 shares outstanding (Note 3)                           $        1.00
                                                                                                  ============

              + Aggregate cost for federal income tax purpose is identical.


KEYS:
       GO          =       Government Obligation
       HEFA        =       Health and Education Finance Authority
       IDRB        =       Industrial Development Revenue Bond
       TRAN        =       Tax and Revenue Anticipation Note

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================


INVESTMENT INCOME


Income:
    Interest.............................................................   $    1,655,545
                                                                             -------------
Expenses: (Note 2)
    Management fee.......................................................           22,231
    Administration fee...................................................           13,894
    Shareholder servicing fee (Class A)..................................                6
    Custodian, shareholder servicing
      and related shareholder expenses...................................           14,069
    Legal, compliance and filing fees....................................           20,342
    Audit and accounting.................................................           18,953
    Trustees' fees.......................................................            3,056
    Amortization of organization costs...................................            5,150
    Other................................................................              953
                                                                             -------------
      Total expenses.....................................................           98,654
      Less:
         Expenses paid indirectly........................................   (       16,862)
         Fees waived and expenses reimbursed.............................   (       53,997)
                                                                             -------------
         Net expenses....................................................           27,795
                                                                             -------------
Net investment income....................................................        1,627,750
                                                                             -------------
Increase in net assets from operations...................................   $    1,627,750
                                                                             =============



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================



                                                                  Six Months Ended            April 14, 1995
                                                                 September 30, 1995           (Inception) to
                                                                     (Unaudited)              March 31, 1995
                                                                      ---------               --------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income.......................................    $        1,627,750            $      1,961,158
                                                                 -----------------            ----------------

Increase in net assets from operations......................             1,627,750                   1,961,158

Dividends to shareholders from net investment income........

    Class A.................................................    (              139)                   --

    Class B.................................................    (        1,627,611)           (      1,961,158)
Transactions in shares of beneficial interest (Note 3)......

    Class A.................................................                 5,128                    --

    Class B.................................................            40,496,369                  35,756,766
                                                                ------------------            ----------------
Total increase (decrease)...................................            40,501,497                  35,756,766
Net assets:
Beginning of period.........................................            35,856,766                     100,000
                                                                ------------------            ----------------
End of period...............................................    $       76,358,263            $     35,856,766
                                                                ==================            ================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Government Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio has been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Fund shares outstanding before April 6, 1995 were desigated as Class B shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .08% of the Portfolio's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale.

Pursuant to an Administrative Services Contract each Potfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)


The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% of 1% per annum of each Portfolio's average daily net assets.

With respect to each Portfolio, the manager has voluntarily agreed to waive its management and administration services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that such Portfolio's total operating expenses exceed: (i) .15% of such Portfolio's average daily net assets during the first fiscal year of the Fund; (ii) .175% of such Portfolio's average daily net assets during the second fiscal year of the Fund, and (iii) .20% of such Portfolio's average daily net assets in the third fiscal year of the Fund.

During the period ended September 30, 1995, the Manager and Distributor voluntarily waived investment management fees, administration fees and distribution fees of $22,231, $13,894 and 6 respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $17,866.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $111 paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund. Also, included under this caption are custodian expense offsets of $16,862.

3. Transactions in Shares of Beneficial Interest

At September 30, 1995, an unlimited number of shares of beneficial interest were authorized and capital paid in amounted to $76,358,263. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:


                                                         Class A                           Class B
                                                    -----------------      ------------------------------------
                                                        April 6, 1995
                                                     (Commencement of           Six Months       April 14,1994
                                                      Operations) to               Ended         (Inception) to
                                                    September 30, 1995      September 30, 1995   March 31, 1995
                                                    ------------------      ------------------   --------------
Sold.............................................            5,009               237,189,190        301,915,598
Issued on reinvestment of dividends..............              119                 1,099,230          1,531,019
Redeemed.........................................     (        -- )            ( 197,792,051)      (267,689,851)
                                                       -----------              ------------        -----------
Net increase (decrease)..........................            5,128                40,496,369         35,756,766
                                                       ===========              ============        ===========

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

4. Selected Financial Information



                                                          Class A**                         Class B
                                                        -------------              -------------------------------
                                                                                                   April 14,1994
                                                                    Period Ended                   (Inception) to
                                                                September 30, 1995                 March 31, 1995
                                                        -----------------------------------        --------------
Per Share Operating Performance:
(For a share outstanding throughout the period)
Net asset value, beginning of period.............          $ 1.00                   $ 1.00              $ 1.00
                                                           -------                  -------             ------
Income from investment operations:
Net investment income............................            0.027                    0.029               0.045
Less distributions:
Dividends from net investment income.............         (  0.027)                (  0.029)           (  0.045)
                                                           -------                  -------             -------
Net asset value, end of period...................          $ 1.00                   $ 1.00              $ 1.00
                                                           =======                  =======             ======
Total Return.....................................            5.75%*                   6.02%*              5.16%*
Ratios/Supplemental Data
Net assets, end of period (000)..................          $     5                 $ 76,353            $ 35,857
Ratios to average net assets:
   Expenses......................................             .35%*+                   .10%*+              .02%*+
   Net investment income                                     5.62%*+                  5.86%*+             5.14%*+

**   Class A commenced operations on April 6, 1995.
*    Annualized
+    Net of management and administration  fees waived and expenses reimbursed equivalent to .19% and .38% of average net assets. In addition  shareholder servicing fees equivalent to .25% were waived only with respect to Class A.

-------------------------------------------------------------------------------